Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Assets and liabilities held for sale
Schedule of assets and liabilities held for sale

Assets held for sale	HMS Assets	Elevate, Takoma	GR Entities	Total
Balance at January 1, 2020	$—	$—	$—	$—
Transferred in	30,397	2,274	25,833	58,504
Total assets held for sale at December 31, 2020	$30,397	2,274	25,833	$58,504

Liabilities associated with assets held for sale	HMS Assets	Elevate, Takoma	GR Entities	Total
Balance at January 1, 2020	$—	$—	$—	$—
Transferred in	3,145	797	3,239	7,181
Total liabilities associated with assets held for sale at December 31, 2020	$3,145	797	3,239	$7,181